UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramius LLC
Address: 599 Lexington Avenue, 2Oth Flr.
         New York, NY  10022

13F File Number:  28-06309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Owen Littman
Title:     General Counsel
Phone:     212-201-4841

Signature, Place, and Date of Signing:

      /s/ Owen Littman     New York, NY     September 21, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form13F Information Table Entry Total:     2

Form13F Information Table Value Total:     $1,330 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10676                      Ramius Securities, LLC
02   28-10674                      Ramius Advisors, LLC
03   28-12004                      RCG Starboard Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FUSION TELECOMM INTL INC       COM              36113B301        6    49049 SH       DEFINED 01              49049        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4     1324  1500000 PRN      DEFINED 01            1500000        0        0